Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Contingencies

27. COMMITMENTS AND CONTINGENCIES

The Group has future rental commitments related to its bandwidth leasing charges, office rental, services and advertising agreements with Sohu, fees for game development services performed by third parties and purchase fees for in-progress online games developed by third-parties recorded in operating expenses and certain other services as follows:

	Bandwidth leasing (in thousands)	Office rental (in thousands)	Fees for game development services and in-progress games (in thousands)	Others (in thousands)
2014	$7,578	$9,607	$6,498	$396
2015	715	8,058	4,726	—
2016 and thereafter	127	18,840	13,412	—

Total minimum payments required	$8,420	$36,505	$24,636	$396

Rental expenses, including bandwidth leasing charges and office rental, were approximately $17.7 million, $23.1 million, and $30.2 million, respectively, for the years ended December 31, 2011, 2012 and 2013 and were charged to the statement of comprehensive income as incurred.

The Group estimated the future capital commitments related to expenditures for games with technological feasibility and cinema advertising slot rights to be as follows:

	Expenditures for games with technological feasibility (in thousands)	Cinema advertising slot rights (in thousands)
2014	$9,264	$1,082
2015	4,550	8,931
2016 and thereafter	1,400	19,682

Total minimum payments required	$15,214	$29,695

The Group did not have any other significant capital and other commitments or guarantees as of December 31, 2013.

The Group did not have any material interest or penalties associated with tax positions nor did the Company have any significant unrecognized uncertain tax positions as of December 31, 2013.

The Group is not currently a party to any legal proceeding, investigation or claim which, in the opinion of the Group’s management, is likely to have a material adverse effect on the business, financial condition or results of operations.

The Group has not recorded any legal contingencies as of December 31, 2013.